Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	$ 97	$ 90	$ 184
Increases related to current year tax positions	1	2	1
Increases related to prior year tax positions	6	7	18
Decreases related to prior year tax positions	(7)	0	(45)
Settlements	0	0	(62)
Lapse of statute of limitations	(3)	(1)	(2)
Other, primarily due to exchange rate fluctuations affecting non-U.S. tax positions	2	(1)	(4)
Unrecognized tax benefits, ending balance	$ 96	$ 97	$ 90